BANK AND OTHER BORROWINGS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES

The balance of the loans borrowed as of September 30, 2023 and December 31, 2022 were as follows:

	September 30, 2023	December 31, 2022
Loans from a trust in PRC	$29,139	$60,049
China Construction Bank	463,471	276,447
WeBank	70,508	77,220
Guangdong Nanyue Bank	51,954	67,375
Bank of Ningbo	24,373	-
Aggregate outstanding principal balances	639,445	481,091
Less: current portion	451,119	422,653
Non-current portion	$188,326	$58,438

The balance of the loans borrowed as of December 31, 2022 and 2021 was as follows:

	December 31, 2022	December 31, 2021
Bank loan from the trust in PRC	$60,049	$67,438
China Construction Bank	276,447	143,192
Guangdong NanYue Bank	67,375	-
WeBank	77,220	78,795
Aggregate outstanding principal balances	481,091	289,425
Less: current portion	422,653	101,207
Non-current portion	$58,438	$188,218

SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS	Future minimum loan payments as of September 30, 2023 are as follows:
Year ending December 31,
2023 (remaining)	$44,254
2024	418,306
2025	21,406
2026	148,317
2027	5,372
Thereafter	1,790
Total	$639,445
Future minimum loan payments as of December 31, 2022 are as follows:
Year ending December 31,
2023	$422,653
2024	58,438
Thereafter	-
Total	$481,091